FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated Fair Value of Assets and Liabilities	The following table provides information about assets and liabilities not carried at fair value and excludes finance leases, equity securities without readily determinable fair value and non-financial assets and liabilities. Substantially all of these assets are considered to be Level 3 and the vast majority of our liabilities’ fair value are considered Level 2.

		December 31, 2022		December 31, 2021
		Carrying amount (net)	Estimated fair value	Carrying amount (net)	Estimated fair value
Assets	Loans and other receivables	$2,557	$2,418	$2,572	$2,714
Liabilities	Borrowings (Note 10)	$24,059	$22,849	$35,114	$41,118
	Investment contracts (Note 12)	1,708	1,758	1,857	2,231

Fair Value of Derivative Assets

FAIR VALUE OF DERIVATIVES	December 31, 2022			December 31, 2021
	Gross Notional	All other assets	All other liabilities	Gross Notional	All other assets	All other liabilities
Currency exchange contracts	$5,112	$132	$146	$4,751	$65	$111
Interest rate contracts				2,071	75	4
Derivatives accounted for as hedges	$5,112	$132	$146	$6,822	$140	$114

Currency exchange contracts	$51,885	$946	$1,082	$55,798	$863	$817
Interest rate contracts	43	—	1	1,369	5	1
Other contracts	858	197	13	1,650	385	9
Derivatives not accounted for as hedges	$52,786	$1,143	$1,095	$58,817	$1,253	$827

Gross derivatives	$57,898	$1,275	$1,241	$65,640	$1,393	$942

Netting and credit adjustments		$(821)	$(820)		$(637)	$(639)
Cash collateral adjustments		—	—		(54)	(42)
Net derivatives recognized in statement of financial position		$454	$420		$702	$261

Net accrued interest		$—	$—		$10	$5
Securities held as collateral		—	—		(2)	—
Net amount		$454	$420		$710	$266

Fair Value of Derivative Liabilities

FAIR VALUE OF DERIVATIVES	December 31, 2022			December 31, 2021
	Gross Notional	All other assets	All other liabilities	Gross Notional	All other assets	All other liabilities
Currency exchange contracts	$5,112	$132	$146	$4,751	$65	$111
Interest rate contracts				2,071	75	4
Derivatives accounted for as hedges	$5,112	$132	$146	$6,822	$140	$114

Currency exchange contracts	$51,885	$946	$1,082	$55,798	$863	$817
Interest rate contracts	43	—	1	1,369	5	1
Other contracts	858	197	13	1,650	385	9
Derivatives not accounted for as hedges	$52,786	$1,143	$1,095	$58,817	$1,253	$827

Gross derivatives	$57,898	$1,275	$1,241	$65,640	$1,393	$942

Netting and credit adjustments		$(821)	$(820)		$(637)	$(639)
Cash collateral adjustments		—	—		(54)	(42)
Net derivatives recognized in statement of financial position		$454	$420		$702	$261

Net accrued interest		$—	$—		$10	$5
Securities held as collateral		—	—		(2)	—
Net amount		$454	$420		$710	$266

Effects of Derivatives on AOCI

	Gain (loss) recognized in AOCI for the year ended December 31
	2022	2021	2020
Cash flow hedges(a)	$(242)	$(140)	$(20)
Net investment hedges(b)	341	487	(675)
(a) Primarily related to currency exchange contracts.
(b) The carrying value of foreign currency debt designated as net investment hedges was $3,329 million and $4,061 million at December 31, 2022 and 2021, respectively. The total reclassified from AOCI into earnings was zero, $(87) million and zero for the years ended December 31, 2022, 2021 and 2020, respectively.

Effects of Derivatives on Earnings
The table below presents the gains (losses) of our derivative financial instruments in the Statement of Earnings (Loss):

	2022					2021
	Revenues	Debt extinguishment costs	Interest expense	SG&A	Other(a)	Revenues	Debt extinguishment costs	Interest expense	SG&A	Other(a)
	$58,100	$465	$1,477	$9,173	$45,444	$56,469	$6,524	$1,790	$8,177	$46,074

Effect of cash flow hedges	$(23)	$—	$(20)	$(2)	$(100)	$27	$—	$(40)	$1	$(59)

Hedged items			127				70	1,413
Derivatives designated as hedging instruments			(143)				(66)	(1,549)
Effect of fair value hedges			$(16)				$3	$(135)

Currency exchange contracts	$5	$—	$—	$(133)	$(635)	$(6)	$(16)	$(18)	$(127)	$35
Interest rate, commodity and equity contracts(b)	1	159	(4)	(135)	150	1	52	(3)	183	177
Effect of derivatives not designated as hedges	$7	$159	$(4)	$(269)	$(485)	$(5)	$35	$(22)	$56	$212
(a) Amounts are inclusive of cost of sales and other income (loss).
(b) SG&A was primarily driven by hedges of deferred incentive compensation, Other Income (loss) by hedges of Baker Hughes equity sale, and Debt extinguishment costs by hedges of debt tenders. These hedging programs were to offset the earnings impact of the underlying.